Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000215717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Dynamic Fixed Income ETF
Without Sales Load [Member] | C000215717
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	(1.16%)
Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return, Percent	4.25%	0.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(0.94%)